Share-based Compensation - Summary of Restricted Shares Activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares, Beginning balance	24,928,000	14,500,000
Restricted shares, Awarded	2,607,000	10,428,000	14,500,000
Restricted shares, Forfeit	(7,821,000)
Restricted shares, Vested	(9,857,000)	0
Restricted shares, Ending balance	9,857,000	24,928,000	14,500,000
Restricted weighted-average grant date fair value, Beginning balance	$ 0.23	$ 0.21
Restricted weighted-average grant date fair value, Awarded	0.27	0.26	$ 0.21
Restricted weighted-average grant date fair value, Forfeit	0.26
Restricted weighted-average grant date fair value, Vested	0.22	0
Restricted weighted-average grant date fair value, Ending balance	$ 0.23	$ 0.23	$ 0.21
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares, Beginning balance	0
Restricted shares, Awarded	9,611,020	0	0
Restricted shares, Forfeit	(5,101,000)
Restricted shares, Vested	0
Restricted shares, Ending balance	4,510,000	0
Restricted weighted-average grant date fair value, Beginning balance	$ 0
Restricted weighted-average grant date fair value, Awarded	0.22
Restricted weighted-average grant date fair value, Forfeit	0.24
Restricted weighted-average grant date fair value, Vested	0
Restricted weighted-average grant date fair value, Ending balance	$ 0.20	$ 0